UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2017	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Common Stock (49.5%)
Aerospace & Defense (2.0%)
Boeing	200	$33
Huntington Ingalls Industries	70	14
Moog, Cl A*	200	13
Triumph Group	200	5

		65

Agricultural Products (1.4%)
Bunge	300	21
Fresh Del Monte Produce	300	17
Ingredion	60	8

		46

Air Freight & Logistics (0.5%)
FedEx	80	15

Aircraft (1.1%)
Delta Air Lines	400	19
JetBlue Airways*	900	18

		37

Apparel Retail (0.3%)
Gap	400	9

Asset Management & Custody Banks (0.3%)
Ameriprise Financial	100	11

Automotive (2.2%)
Ford Motor	1,300	16
General Motors	500	18
Goodyear Tire & Rubber	700	23
Lear	100	14

		71

Automotive Retail (0.5%)
Group 1 Automotive	200	16

Banks (2.9%)
CIT Group	300	12
International Bancshares	400	15
JPMorgan Chase	200	17
PNC Financial Services Group	150	18
Regions Financial	1,400	21
Wells Fargo	200	11

		94

Biotechnology (1.5%)
Amgen	120	20
Gilead Sciences	200	14
United Therapeutics*	100	16

		50

Broadcasting, Newspapers & Advertising (0.3%)
TEGNA	400	9

	Shares	Value (000)
Chemicals (1.4%)
Celanese, Cl A	200	$17
Eastman Chemical	200	16
Huntsman	700	14

		47

Commercial Services (0.2%)
Conduent*	460	7

Computers & Services (2.0%)
Dell Technologies Cl V*	55	3
Hewlett Packard Enterprise	600	14
HP	600	9
NetApp	400	15
Oracle	300	12
Western Digital	160	13

		66

Electrical Services (1.7%)
American Electric Power	200	13
FirstEnergy	500	15
Public Service Enterprise Group	600	27

		55

Financial Services (2.3%)
Capital One Financial	230	20
Citigroup	500	28
Discover Financial Services	400	28

		76

Food, Beverage & Tobacco (0.5%)
Pilgrim’s Pride	500	9
SUPERVALU*	1,500	6

		15

General Merchandise Stores (0.5%)
Target	250	16

Health Care Distributors (1.0%)
Cardinal Health	200	15
McKesson	120	17

		32

Health Care Facilities (0.7%)
HCA Holdings*	300	24

Health Care Services (0.5%)
Quest Diagnostics	200	18

Homefurnishing Retail (0.5%)
Aaron’s	500	15

Hotels & Lodging (0.5%)
Wyndham Worldwide	200	16

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	70	12

Schedule of Investments January 31, 2017	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Insurance (4.1%)
Aflac	160	$11
Allstate	200	15
American Financial Group	150	13
Anthem	80	12
Hartford Financial Services Group	400	20
Lincoln National	300	20
MGIC Investment*	1,700	18
Prudential Financial	160	17
Travelers	100	12

		138

IT Consulting & Other Services (0.9%)
International Business Machines	180	31

Machinery (1.4%)
Cummins	130	19
Meritor*	900	13
Trinity Industries	500	14

		46

Motorcycle Manufacturers (0.3%)
Harley-Davidson	200	11

Multimedia (0.4%)
Viacom, Cl B	300	13

Office Electronics (0.5%)
Xerox	2,300	16

Oil & Gas Storage & Transportation (0.2%)
DHT Holdings	1,800	8

Paper & Paper Products (0.3%)
Domtar	200	9

Paper Packaging (1.3%)
International Paper	400	23
Packaging of America	200	18
WestRock	37	2

		43

Petroleum & Fuel Products (2.3%)
Chevron	100	11
Exxon Mobil	200	17
LUKOIL PJSC ADR	270	15
Marathon Petroleum	200	10
PBF Energy, Cl A	200	5
Valero Energy	300	19

		77

Pharmaceuticals (4.0%)
AbbVie	400	24
Johnson & Johnson	380	44
Lannett*	500	10
Merck	500	31

	Shares	Value (000)
Pharmaceuticals (continued)
Pfizer	700	$22

		131

Printing & Publishing (0.0%)
Gannett	150	1

Retail (1.7%)
Brinker International	200	9
Dillard’s, Cl A	100	6
Kohl’s	400	16
Kroger	600	20
Macy’s	160	5
Restaurant Group	200	1

		56

Semi-Conductors/Instruments (2.2%)
Intel	800	30
Lam Research	100	11
Orbotech*	400	14
QUALCOMM	300	16

		71

Technology Distributors (0.9%)
Arrow Electronics*	200	15
Avnet	300	14

		29

Telephones & Telecommunications (3.2%)
AT&T	500	21
Brocade Communications Systems	800	10
Cisco Systems	1,000	30
Corning	700	19
Verizon Communications	500	25

		105

Thrifts & Mortgage Finance (0.6%)
Radian Group	1,100	20

Total Common Stock (Cost $1,498)		1,627

Foreign Common Stock (46.6%)
Australia (2.3%)
Asaleo Care	7,900	9
Australian Pharmaceutical Industries	8,000	11
BlueScope Steel	1,900	16
Fortescue Metals Group	3,800	20
McMillan Shakespeare	1,000	8
Retail Food Group	2,100	10

		74

Austria (0.5%)
Voestalpine	400	17

Bermuda (1.2%)
Everest Re Group	100	22
Validus Holdings	300	17

		39

Schedule of Investments January 31, 2017	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Canada (2.6%)
Air Canada, Cl B*	1,200	$12
BRP*	500	10
Canadian Imperial Bank of Commerce	130	11
Industrial Alliance Insurance & Financial Services	400	17
Magna International	300	13
National Bank of Canada	300	13
Rogers Communications, Cl B	200	9

		85

Chile (0.5%)
Enel Americas	98,500	18

China (1.5%)
Belle International Holdings	15,000	9
China CITIC Bank, Cl H	18,000	12
China Resources Power Holdings	6,000	10
Great Wall Motor, Cl H*	9,000	9
Shanghai Pharmaceuticals Holding, Cl H	4,000	10

		50

Finland (0.3%)
Neste	300	10

France (3.8%)
Atos	170	18
AXA	400	10
BNP Paribas	140	9
Electricite de France	1,100	11
Gaztransport Et Technigaz	500	21
Renault	140	13
Sanofi	300	23
Total	400	20

		125

Germany (3.6%)
Allianz	60	10
BASF	100	10
Daimler	200	15
Deutsche Bank*	700	14
Deutsche Post	500	17
Leoni	300	12
Muenchener Rueckversicherungs	50	9
Siemens	100	13
Stada Arzneimittel	200	10
Volkswagen	50	8

		118

Hong Kong (1.7%)
Air China, Cl H	12,000	9
Skyworth Digital Holdings	22,000	14

	Shares	Value (000)
Hong Kong (continued)
SmarTone Telecommunications Holdings	6,500	$9
Texwinca Holdings	14,000	9
Truly International Holdings	30,000	12
Universal Health International Group Holding*	40,000	2

		55

Hungary (0.6%)
MOL Hungarian Oil & Gas	300	21

Indonesia (0.4%)
Bank Negara Indonesia Persero	27,700	12

Ireland (0.9%)
Seagate Technology	400	18
Smurfit Kappa Group	500	13

		31

Israel (0.5%)
Bank Hapoalim	1,700	10
Teva Pharmaceutical Industries	200	7

		17

Italy (0.6%)
Astaldi	900	6
Mediobanca	1,600	14

		20

Japan (8.4%)
Aozora Bank	2,000	7
Fuji Oil	700	14
Fujitec	1,300	15
Heiwado	500	12
Isuzu Motors	1,500	19
KDDI	1,000	27
Konoike Transport	800	11
Lintec	500	11
Matsumotokiyoshi Holdings	300	15
Mixi	300	13
Nippon Telegraph & Telephone	600	26
Nissan Motor	1,800	18
Nitto Kogyo	500	7
Resona Holdings	3,100	17
Senshu Ikeda Holdings	2,400	11
Shindengen Electric Manufacturing	2,000	7
SKY Perfect JSAT Holdings	1,500	7
Towa Pharmaceutical	200	8
Tsubakimoto Chain	2,000	16
Valor	500	13

		274

Schedule of Investments January 31, 2017	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Mexico (0.1%)
OHL Mexico	3,300	$3

Netherlands (1.8%)
Aegon	1,300	7
Koninklijke Ahold Delhaize	712	15
LyondellBasell Industries, Cl A	250	24
Royal Dutch Shell, Cl B	500	14

		60

New Zealand (0.2%)
SKY Network Television	1,700	6

Norway (0.9%)
DNB	1,100	18
Marine Harvest	600	11

		29

Singapore (0.8%)
DBS Group Holdings	1,000	13
Flextronics International*	800	13

		26

South Africa (0.3%)
Barclays Africa Group	800	9

South Korea (2.1%)
Korea Electric Power	400	15
Samsung Electronics	20	34
SK Telecom	100	19

		68

Spain (0.7%)
Distribuidora Internacional de Alimentacion	2,700	14
Mapfre	2,600	8

		22

Sweden (0.3%)
Nordea Bank	900	11

Switzerland (2.7%)
Credit Suisse Group	900	14
Swiss Life Holding	60	18
Swiss Re	200	19
TE Connectivity	300	22
Zurich Insurance Group	60	17

		90

Taiwan (1.4%)
Compeq Manufacturing	23,000	12
Mitac Holdings	18,000	21
Pegatron	6,000	14

		47

Thailand (0.4%)
Krung Thai Bank	21,700	12

	Shares/Face Amount(000)	Value (000)
Turkey (0.9%)
Eregli Demir ve Celik Fabrikalari	6,500	$10
KOC Holding	2,900	11
TAV Havalimanlari Holding	1,600	7

		28

United Kingdom (4.6%)
3i Group	1,700	15
Acacia Mining	900	5
BAE Systems	2,300	16
Bellway	400	12
Berkeley Group Holdings	300	11
BP	1,800	11
Centrica	2,800	8
Halfords Group	2,500	11
J Sainsbury	4,600	15
Lloyds Banking Group	8,000	7
Meggitt	300	2
Old Mutual	3,000	8
RPS Group	3,800	11
X5 Retail Group GDR*	600	19

		151

Total Foreign Common Stock (Cost $1,587)		1,528

Preferred Stock (0.5%)
Brazil (0.5%)
Itausa	4,961	15

Total Preferred Stock (Cost $16)		15

Repurchase Agreement (2.6%)
Morgan Stanley 0.330%, dated 01/31/17,to be repurchased on , 02/01/17, repurchase price $84 (collateralized by various U.S. Treasury Notes, par values ranging from $0 - $58, 1.000% -1.750%, 03/16/17 - 05/31/23;with a total market value of $86)	$84	84

Total Repurchase Agreement (Cost $84)		84

Total Investments — 99.2% (Cost $3,185) †		$3,254

Schedule of Investments January 31, 2017	(Unaudited)

Percentages are based on Net Assets of $3,280 (000).

*	Non-income producing security.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $3,185 (000), and the unrealized appreciation and depreciation were $348 (000) and $(279) (000), respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a list of the inputs used as of January 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
U.S. Common Stock	$1,627	$—	$—	$1,627
Total Common Stock	1,627	—	—	1,627
Foreign Common Stock
Australia	74	—	—	74
Austria	17	—	—	17
Bermuda	39	—	—	39
Canada	85	—	—	85
Chile	18	—	—	18
China	50	—	—	50
Finland	10	—	—	10
France	125	—	—	125
Germany	118	—	—	118
Hong Kong	—	55	—	55
Hungary	21	—	—	21
Indonesia	12	—	—	12
Ireland	31	—	—	31
Israel	17	—	—	17
Italy	20	—	—	20
Japan	274	—	—	274
Mexico	3	—	—	3
Netherlands	60	—	—	60
New Zealand	6	—	—	6
Norway	29	—	—	29
Singapore	26	—	—	26
South Africa	9	—	—	9
South Korea	68	—	—	68
Spain	22	—	—	22
Sweden	11	—	—	11
Switzerland	90	—	—	90
Taiwan	—	47	—	47
Thailand	12	—	—	12
Turkey	28	—	—	28
United Kingdom	151	—	—	151
Total Foreign Common Stock	1,426	102	—	1,528
Preferred Stock	15	—	—	15
Repurchase Agreement	—	84	—	84
Total Investments in Securities	$3,068	$186	$—	$3,254

‡	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

For the period ended January 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

LSV-QH-006-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017